Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Risk Management
Cash and cash equivalents	$ 384,092	$ 227,024	$ 302,988	$ 211,974
Trade and other receivables	10,706	9,256
Restricted cash		42
Credit risk
Financial Risk Management
Cash and cash equivalents	384,092	227,024
Short-term investments		18,000
Trade and other receivables	10,706	9,256
Dividends receivable and other amounts due from related parties	8,666	3,065
Restricted cash		42
Derivative financial instruments	$ 18,211	$ 7,938
Credit risk | Shell
Financial Risk Management
Percentage of revenue	92.60%	94.90%	11.80%
Credit risk | BG Group
Financial Risk Management
Percentage of revenue			83.10%